Acquisitions, Dispositions And Other Adjustments (Dispositions Narrative) (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line items]
Disposition		$ 646	$ 83	$ 8,123
America Movil [Member] | Disposition [Member]
Business Acquisition [Line items]
Disposition of business - period of sale of subsidiary				Dec. 31, 2014
Disposition				$ 5,885
Disposition of business - pretax gain recognized from sale of subsidiary/investment				$ 1,330
Connecticut Wireline [Member] | Disposition [Member]
Business Acquisition [Line items]
Disposition of business - period of sale of subsidiary	Oct. 31, 2014
Disposition	$ 2,018
Disposition of business - pretax gain recognized from sale of subsidiary/investment	76
Disposition of business - net income impact from sale of subsidiary (in millions of U.S. dollars)	(360)
Disposition of intangible assets - value of goodwill disposed	$ 743